Discontinued operations	6 Months Ended
Jun. 30, 2011
Discontinued operations
Discontinued operations
Note 4 Discontinued operations
On December 31, 2008, the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen Asset Management (Aberdeen). The transaction was completed with the final closing on July 1, 2009. As part of the sale of the traditional investments business, the Group purchased certain assets in the amount of CHF 114 million in 1Q10 in accordance with contractual obligations and recognized losses of CHF 19 million that were included in discontinued operations in 1Q10 and 6M10, respectively. The remaining balance of the assets purchased in 1Q10 was sold or matured in 1Q11.